Property, plant and equipment (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	$ 396,613,000
Impairment	1,924,000	$ 5,907,000
Ending Balance	388,093,000	396,613,000
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	1,085,345,000	1,092,318,000
Additions	150,528,000	120,957,000
Additions - business acquisitions	2,614,000	5,488,000
Disposals/retirements	128,571,000	116,071,000
Foreign currency translation adjustment	4,560,000	(17,347,000)
Ending Balance	1,114,476,000	1,085,345,000
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(688,732,000)	(653,025,000)
Depreciation expense	156,587,000	152,854,000
Impairment	1,924,000	5,907,000
Disposals/retirements	(123,766,000)	(112,966,000)
Foreign currency translation adjustment	(2,906,000)	10,088,000
Ending Balance	(726,383,000)	(688,732,000)
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	44,949,000
Ending Balance	43,803,000	44,949,000
Land and buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	65,640,000	68,576,000
Additions	748,000	2,475,000
Additions - business acquisitions	0	0
Disposals/retirements	8,933,000	4,076,000
Foreign currency translation adjustment	1,000,000	(1,335,000)
Ending Balance	58,455,000	65,640,000
Land and buildings | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(20,691,000)	(15,001,000)
Depreciation expense	2,000,000	2,324,000
Impairment	0	4,985,000
Disposals/retirements	(8,542,000)	(1,350,000)
Foreign currency translation adjustment	(503,000)	269,000
Ending Balance	(14,652,000)	(20,691,000)
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	55,525,000
Ending Balance	60,613,000	55,525,000
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	210,326,000	206,193,000
Additions	27,970,000	16,438,000
Additions - business acquisitions	192,000	673,000
Disposals/retirements	35,311,000	11,141,000
Foreign currency translation adjustment	1,711,000	(1,837,000)
Ending Balance	204,888,000	210,326,000
Leasehold improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(154,801,000)	(146,836,000)
Depreciation expense	21,881,000	20,687,000
Impairment	160,000	0
Disposals/retirements	(34,251,000)	(10,932,000)
Foreign currency translation adjustment	(1,684,000)	1,790,000
Ending Balance	(144,275,000)	(154,801,000)
Furniture, fixtures and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	64,885,000
Ending Balance	58,411,000	64,885,000
Furniture, fixtures and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	164,016,000	165,807,000
Additions	11,034,000	12,642,000
Additions - business acquisitions	943,000	1,206,000
Disposals/retirements	11,082,000	13,696,000
Foreign currency translation adjustment	(277,000)	(1,943,000)
Ending Balance	164,634,000	164,016,000
Furniture, fixtures and equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(99,131,000)	(97,574,000)
Depreciation expense	16,003,000	15,796,000
Impairment	1,764,000	364,000
Disposals/retirements	(10,396,000)	(13,558,000)
Foreign currency translation adjustment	279,000	1,045,000
Ending Balance	(106,223,000)	(99,131,000)
Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	231,254,000
Ending Balance	225,266,000	231,254,000
Computer equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	645,363,000	651,742,000
Additions	110,776,000	89,402,000
Additions - business acquisitions	1,479,000	3,609,000
Disposals/retirements	73,245,000	87,158,000
Foreign currency translation adjustment	2,126,000	(12,232,000)
Ending Balance	686,499,000	645,363,000
Computer equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(414,109,000)	(393,614,000)
Depreciation expense	116,703,000	114,047,000
Impairment	0	558,000
Disposals/retirements	(70,577,000)	(87,126,000)
Foreign currency translation adjustment	(998,000)	6,984,000
Ending Balance	$ (461,233,000)	$ (414,109,000)